NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of subsidiaries [line items]
Beginning Balance			$ 11,342
Disposal	$ (36)		(1,368)	$ (388)
Ending Balance	9,311		9,311
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance			11,070
Net income (loss)	1	$ 68	2	211
Other comprehensive income (loss)			(587)
Capital contributions			125
Disposal	(36)		(1,305)	$ (388)
Dividends declared			(245)
Other			19
Ending Balance	9,079		9,079
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance			75
Net income (loss)			22
Other comprehensive income (loss)			0
Capital contributions			0
Disposal			(21)
Dividends declared			(22)
Other			(1)
Ending Balance	53		$ 53
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,462
Net income (loss)			(3)
Other comprehensive income (loss)			(116)
Capital contributions			0
Disposal			(14)
Dividends declared			(33)
Other			0
Ending Balance	2,296		$ 2,296
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,658
Net income (loss)			(4)
Other comprehensive income (loss)			(102)
Capital contributions			0
Disposal			0
Dividends declared			(59)
Other			4
Ending Balance	2,497		$ 2,497
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,007
Net income (loss)			(24)
Other comprehensive income (loss)			(131)
Capital contributions			44
Disposal			0
Dividends declared			0
Other			1
Ending Balance	897		$ 897
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Beginning Balance			$ 917
Net income (loss)			(2)
Other comprehensive income (loss)			(40)
Capital contributions			54
Disposal			(940)
Dividends declared			0
Other			11
Ending Balance	0		0
Participating non-controlling interests – in operating subsidiaries | Isagen Institutional partners
Disclosure of subsidiaries [line items]
Beginning Balance			2,704
Net income (loss)			25
Other comprehensive income (loss)			(209)
Capital contributions			0
Disposal			0
Dividends declared			(114)
Other			0
Ending Balance	2,406		$ 2,406
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance			$ 17
Net income (loss)			0
Other comprehensive income (loss)			(1)
Capital contributions			0
Disposal			0
Dividends declared			(1)
Other			0
Ending Balance	15		$ 15
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance			$ 122
Net income (loss)			11
Other comprehensive income (loss)			0
Capital contributions			0
Disposal			0
Dividends declared			0
Other			0
Ending Balance	133		$ 133
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | TerraForm Power
Disclosure of subsidiaries [line items]
Beginning Balance			$ 188
Net income (loss)			(4)
Other comprehensive income (loss)			(5)
Capital contributions			0
Disposal			0
Dividends declared			0
Other			3
Ending Balance	182		$ 182
Interests held by third parties			19.00%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning Balance			$ 920
Net income (loss)			(19)
Other comprehensive income (loss)			17
Capital contributions			27
Disposal			(330)
Dividends declared			(16)
Other			1
Ending Balance	$ 600		$ 600
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%